UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         21st Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $635,326 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8X8 INC NEW                    COM              282914100      171    84001 SH       SOLE                    84001        0        0
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101    21039   997603 SH       SOLE                   997603        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    17108   650000 SH       SOLE                   650000        0        0
AMERITRADE HLDG CORP NEW       COM              03074K100    43477  2025000 SH       SOLE                  2025000        0        0
APPLE COMPUTER INC             COM              037833100    11526   215000 SH       SOLE                   215000        0        0
ATI TECHNOLOGIES INC           COM              001941103    24628  1766750 SH       SOLE                  1766750        0        0
AUDIBLE INC                    COM NEW          05069A302     2581   210000 SH       SOLE                   210000        0        0
AUDIOVOX CORP                  CL A             050757103     9976   713623 SH       SOLE                   713623        0        0
BLUE NILE INC                  COM              09578R103      316    10000 SH       SOLE                    10000        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    35767  1470700 SH       SOLE                  1470700        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      613     5000     CALL SOLE                     5000        0        0
CHINA FIN ONLINE CO LTD        SPONSORED ADR    169379104     5523   962178 SH       SOLE                   962178        0        0
CROSS CTRY HEALTHCARE INC      COM              227483104    18613  1002831 SH       SOLE                  1002831        0        0
DIGITAL RIV INC                COM              25388B104     1394    40000 SH       SOLE                    40000        0        0
DOLBY LABORATORIES INC         COM              25659T107    24000  1500000 SH       SOLE                  1500000        0        0
E TRADE FINANCIAL CORP         COM              269246104    14413   818900 SH       SOLE                   818900        0        0
ENDWAVE CORP                   COM NEW          29264A206     4394   340655 SH       SOLE                   340655        0        0
GEVITY HR INC                  COM              374393106    35140  1290000 SH       SOLE                  1290000        0        0
GLOBAL CROSSING LTD            SHS NEW          G3921A175     3845   261361 SH       SOLE                   261361        0        0
GREENFIELD ONLINE INC          COM              395150105      460    84500 SH       SOLE                    84500        0        0
INFORMATICA CORP               COM              45666Q102     8024   667532 SH       SOLE                   667532        0        0
INFOSPACE INC                  COM NEW          45678T201     7161   300000 SH       SOLE                   300000        0        0
INPHONIC INC                   COM              45772G105     2333   169690 SH       SOLE                   169690        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    18189   450000 SH       SOLE                   450000        0        0
LAWSON SOFTWARE INC            COM              520780107     5136   739990 SH       SOLE                   739990        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     4193  1807370 SH       SOLE                  1807370        0        0
MICROSOFT CORP                 COM              594918104    51460  2000000 SH       SOLE                  2000000        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    18599   457200 SH       SOLE                   457200        0        0
NAVARRE CORP                   COM              639208107      692   119533 SH       SOLE                   119533        0        0
NETFLIX COM INC                COM              64110L106     5711   219735 SH       SOLE                   219735        0        0
NTL INC DEL                    COM              62940M104    47428   710000 SH       SOLE                   710000        0        0
PROVIDE COMM INC               COM              74373W103    17398   716862 SH       SOLE                   716862        0        0
QUALCOMM INC                   COM              747525103    12306   275000 SH       SOLE                   275000        0        0
RESEARCH IN MOTION LTD         COM              760975102    44395   650000 SH       SOLE                   650000        0        0
RESOURCES CONNECTION INC       COM              76122Q105    19239   649325 SH       SOLE                   649325        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    31145  1965000 SH       SOLE                  1965000        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     9792   325000 SH       SOLE                   325000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102    15227  2169047 SH       SOLE                  2169047        0        0
TELEWEST GLOBAL INC            COM              87956T107    41539  1810000 SH       SOLE                  1810000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      375    30600 SH       SOLE                    30600        0        0